Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Energy Service Portfolio

May 31, 2019

ENS-QTLY-0719
1.802169.115

Schedule of Investments May 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value
Energy Equipment & Services - 86.8%
Oil & Gas Drilling - 18.4%
Borr Drilling Ltd. (a)(b)	460,564	$947,262
Ensco PLC Class A	50,662	424,041
Helmerich & Payne, Inc.	128,798	6,299,510
Independence Contract Drilling, Inc. (a)	941,955	1,874,490
Nabors Industries Ltd.	3,817,878	9,010,192
Odfjell Drilling Ltd. (a)	2,107,082	6,240,566
Patterson-UTI Energy, Inc.	792,890	8,428,421
Shelf Drilling Ltd. (a)(c)	2,651,976	11,030,077
Transocean Ltd. (United States) (a)(b)	140,700	872,340
		45,126,899
Oil & Gas Equipment & Services - 68.4%
Archrock, Inc.	366,816	3,253,658
Baker Hughes, a GE Co. Class A	1,448,138	31,004,635
C&J Energy Services, Inc. (a)	140,051	1,658,204
Core Laboratories NV (b)	24,400	1,162,416
CSI Compressco LP	1,243,883	4,005,303
Dril-Quip, Inc. (a)	152,700	6,298,875
Forum Energy Technologies, Inc. (a)	837,497	3,199,239
Frank's International NV (a)(b)	370,583	2,108,617
FTS International, Inc. (a)	31,700	194,955
Halliburton Co.	1,404,550	29,902,870
Helix Energy Solutions Group, Inc. (a)	359,529	2,430,416
McDermott International, Inc. (a)(b)	350,099	2,114,598
National Oilwell Varco, Inc.	222,800	4,645,380
NCS Multistage Holdings, Inc. (a)	190,737	509,268
Oceaneering International, Inc. (a)	470,625	7,718,250
Oil States International, Inc. (a)	226,525	3,769,376
Ranger Energy Services, Inc. Class A (a)	579,494	3,540,708
RigNet, Inc. (a)(b)	605,035	5,045,992
Schlumberger Ltd.	1,221,311	42,367,279
SEACOR Marine Holdings, Inc. (a)	100	1,377
Smart Sand, Inc. (a)(b)	623,990	2,077,887
Superior Energy Services, Inc. (a)	460,600	746,172
TechnipFMC PLC	322,572	6,709,498
TETRA Technologies, Inc. (a)	1,931,522	2,974,544
TETRA Technologies, Inc. warrants 12/14/21 (a)	300,100	25,148
U.S. Silica Holdings, Inc.	4,200	43,596
Weatherford International PLC (a)	2,162,766	100,569
		167,608,830

TOTAL ENERGY EQUIPMENT & SERVICES		212,735,729

Machinery - 5.9%
Industrial Machinery - 5.9%
Apergy Corp. (a)	146,648	4,547,554
Cactus, Inc. (a)	103,000	3,352,650
ProPetro Holding Corp. (a)	334,900	6,503,758
		14,403,962
Oil, Gas & Consumable Fuels - 5.8%
Oil & Gas Exploration & Production - 3.5%
National Energy Services Reunited Corp. (a)(b)	956,069	8,633,303
Oil & Gas Storage & Transport - 2.3%
Cheniere Energy, Inc. (a)	68,512	4,328,588
Golar LNG Ltd.	72,833	1,324,832
		5,653,420

TOTAL OIL, GAS & CONSUMABLE FUELS		14,286,723

TOTAL COMMON STOCKS
(Cost $355,558,758)		241,426,414

Money Market Funds - 4.4%
Fidelity Cash Central Fund 2.41% (d)	3,024,766	3,025,371
Fidelity Securities Lending Cash Central Fund 2.42% (d)(e)	7,749,138	7,749,913
TOTAL MONEY MARKET FUNDS
(Cost $10,774,997)		10,775,284
TOTAL INVESTMENT IN SECURITIES - 102.9%
(Cost $366,333,755)		252,201,698
NET OTHER ASSETS (LIABILITIES) - (2.9)%		(7,166,577)
NET ASSETS - 100%		$245,035,121

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $11,030,077 or 4.5% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$4,259
Fidelity Securities Lending Cash Central Fund	20,951
Total	$25,210

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Enterprise Group, Inc.	$1,104,089	$--	$805,986	$--	$(6,662,065)	$6,363,962	$--
Superior Drilling Products, Inc.	3,855,310	--	2,755,415	--	(3,822,347)	2,722,452	--
Total	$4,959,399	$--	$3,561,401	$--	$(10,484,412)	$9,086,414	$--

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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